Exhibit 99.1	EXHIBIT C to the Supplement to PSA

MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 2001-D

BA CREDIT CARD FUNDING, LLC

BA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING July 31, 2020

The information which is required to be prepared with respect to the Transfer Date of August 14, 2020 and with respect to the performance of the Trust during the related Monthly Period is set forth below.

Data presented in this Monthly Certificateholders’ Statement was produced utilizing BANA’s consolidated payment prioritization methodology.  See “Current Consolidated Payment Prioritization Methodology Not Fully Comparable with Previous Payment Prioritization Methodologies” in the endnotes below.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the BA Master Credit Card Trust II and the BA Credit Card Trust, as certain of such program documents have been amended, as applicable.  Each of these agreements and related amendments, as applicable, has been included as an exhibit to a report on Form 8-K filed by BA Credit Card Funding, LLC, the BA Master Credit Card Trust II and the BA Credit Card Trust, with the Securities and Exchange Commission ("SEC") under Central Index Key (CIK) Nos. 0001370238, 0000936988 and 0001128250, respectively, on October 1, 2014, July 8, 2015 or December 18, 2015.

A.	Information Regarding the Current Monthly Distribution

	1.	The amount of the current monthly distribution which constitutes Available Funds	$174,633,206.62†

	2.	The amount of the current monthly distribution which constitutes Available Investor Principal Collections	$1,813,538,527.42†
		Total	$1,988,171,734.04†

B.	Information Regarding the Trust Assets

	1.	Collection of Principal Receivables

		(a) The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period and allocated to Series 2001-D	$2,701,848,996.20†

2.	Collection of Finance Charge Receivables

	(a)	The aggregate amount of Collections of Finance Charge Receivables (excluding Interchange) processed during the related Monthly Period and allocated to Series 2001-D	$135,058,206.05†

3.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$21,922,235,203.95†

	(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$12,556,656,666.66

	(c)	The Floating Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$13,041,653,333.33

	(d)	The Principal Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$13,408,320,000.00

	(e)	The Floating Investor Percentage with respect to the related Monthly Period

		July 1, 2020 through July 31, 2020 58.07%

	(f)	The Principal Investor Percentage with respect to the Monthly Period

		July 1, 2020 through July 31, 2020 59.70%

	(g)	The Class D Investor Interest as of the beginning of the day on the first day of the related Monthly Period	$1,708,320,000.00

	(h)	The Class D Investor Interest as of the end of the day on the last day of the related Monthly Period	$1,589,990,000.00

	(i)	The Class D Required Investor Interest as of the end of the day on the last day of the related Monthly Period	$1,589,990,000.00

	(j)	The Class D Investor Interest, determined as of the close of business on the Transfer Date relating to the Monthly Period to which this Monthly Certificateholders' Statement relates, following the application of all payments and deposits to be made on such date	$1,530,830,000.00
	(k)	The Class D Required Investor Interest, determined as of the close of business on the Transfer Date relating to the Monthly Period to which this Monthly Certificateholders' Statement relates, following the application of all payments and deposits to be made on such date	$1,530,830,000.00

4.	Shared Principal Collections

	The aggregate amount of Shared Principal Collections Applied as Available Investor Principal Collections		$0.00
5.	The aggregate amount of Available Principal Collections for all series in Group One		$1,813,538,527.42†

6.	Delinquent Balances

	(a)The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Aggregate Account Balance	Percentage of Total Receivables

(i)	30 - 59 days:	$70,231,183.26	0.31%

(ii)	60 - 89 days:	$46,786,522.95	0.21%

(iii)	90 - 119 days:	$49,291,833.81	0.22%

(iv)	120 - 149 days	$47,913,626.50	0.21%

(v)	150 - 179 days:	$47,892,496.96	0.21%

(vi)	180 – or more days:	$0.00	0.00%

	Total:	$262,115,663.48	1.16%

(b) 60+-Day Delinquency Rate	0.85%

(c) Three-Month Average 60+-Day Delinquency Rate	0.95%

	(d) Delinquency Trigger Rate		7.50%[1]

7.	Investor Default Amount

	(a)	The Aggregate Class D Investor Default Amount for the related Monthly Period	$29,619,842.45†

	(b)	The Aggregate Investor Default Amount for the related Monthly Period	$0.00

8.	Investor Servicing Fee

	(a)	The amount of the Investor Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$21,736,088.89

	(b)	The amount of the Net Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$13,585,055.56

	(c)	The amount of the Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$8,151,033.33

9.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	14.20%†

C.	Supplemental Information

	1.	Collections of Trust Receivables and Payment Rates

		(a)	The aggregate amount of Collections processed during the related Monthly Period (excluding Interchange)	$4,758,054,138.24†

		(b)	The aggregate amount of Principal Collections processed during the related Monthly Period	$4,525,477,530.93†

		(c)	Collections of Discount Option Receivables for the related Monthly Period	$0.00†

		(d)	The aggregate amount of Finance Charge Collections processed during the related Monthly Period (excluding Interchange and Collections of Discount Option Receivables)	$232,576,607.31†

		(e)	Collections as a percentage of prior month Principal Receivables and Finance Charge Receivables	20.55%†
		(f)	Collections of Principal Receivables as a percentage of prior month Principal Receivables	20.15%†

	[1] The Delinquency Trigger Rate is subject to review and adjustment from time to time in accordance with subsections 14.01(b) and 14.01(c) of the Pooling and Servicing Agreement.

	2.	Receivables in the Trust

		BA Master Credit Card Trust II
		(a)	The aggregate amount of Receivables in the Trust as of the beginning of the related Monthly Period	$23,155,406,677.58

		(b)	The aggregate amount of Principal Receivables in the Trust as of the beginning of the related Monthly Period	$22,458,342,776.39†

		(c)	Discount Option Receivables as of the beginning of the related Monthly Period	$0.00†

		(d)	The aggregate amount of Finance Charge Receivables in the Trust as of the beginning of the related Monthly Period (excluding Discount Option Receivables)	$697,063,901.19†

		(e)	The aggregate amount of Receivables removed from the Trust during the related Monthly Period	$0.00

		(f)	The aggregate amount of Principal Receivables removed from the Trust during the related Monthly Period	$0.00

		(g)	The aggregate amount of Finance Charge Receivables removed from the Trust during the related Monthly Period	$0.00

		(h)	The aggregate amount of Receivables added to the Trust during the related Monthly Period	$0.00

		(i)	The aggregate amount of Principal Receivables added to the Trust during the related Monthly Period	$0.00

		(j)	The aggregate amount of Finance Charge Receivables added to the Trust during the related Monthly Period	$0.00

		(k)	The aggregate amount of Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$22,596,366,396.58

		(l)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$21,922,235,203.95†

		(m)	Discount Option Receivables as of the end of the day on the last day of the related Monthly Period	$0.00†

(n)	The aggregate amount of Finance Charge Receivables in the Trust as of the end of the day on the last day of the related Monthly Period (excluding Discount Option Receivables)	$674,131,192.63†

(o)	Discounted Percentage for the related Monthly Period	0.00%

Transferor’s Interest
(p)	Aggregate Investor Interest for all outstanding Series of the Trust as of the end of the day on the last day of the related Monthly Period	$12,556,656,666.66

(q)	Transferor Interest as of the beginning of the day on the first day of the related Monthly Period	$9,416,689,443.06†

(r)	Transferor Interest as of the end of the day on the last day of the related Monthly Period	$9,365,578,537.29†

(s)	Transferor Interest (30 day average) as a percentage of Average Principal Receivables, as of the end of the day on the last day of the related Monthly Period	39.60%

Last day of the related Monthly Period	Last Day of the previous Monthly Period

(t)	Seller’s Interest	$8,632,245,203.95	$9,050,022,776.39

(u)	Seller’s Interest percentage*	64.95%	67.50%

Series 2001-D
(v)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$12,556,656,666.66

(w)	Weighted Average Floating Allocation Investor Interest	$13,041,653,333.33

* The Seller’s Interest percentage is calculated by dividing the Seller’s Interest, which is equal to the Transferor Interest as of the end of the day on the last day of the related Monthly Period, by the aggregate outstanding principal amount of BAseries Notes as of such day.

3.	Trust Yields

Series 2001-D
(a)
Collections of Finance Charge Receivables (other than Interchange, Recoveries and Collections of Discount Option Receivables but including Interest Funding Account, Principal Account, and Finance Charge Account Investment Proceeds) allocated to Series 2001-D for the related Monthly Period
$129,306,812.53†

	(b)	Collections of Discount Option Receivables allocated to Series 2001-D	$0.00†

	(c)	Interchange allocated to Series 2001-D	$47,726,033.90†

	(d)	Recoveries allocated to Series 2001-D	$6,913,366.22†

	(e)	Total Collections of Finance Charge Receivables, Discount Option Receivables, Interchange and Recoveries (collectively, “Cash Yield”) allocated to Series 2001-D for the related Monthly Period	$183,946,212.65†

	(f)	Aggregate Class D Investor Default Amount allocated to Series 2001-D for the related Monthly Period	$29,619,842.45†

	(g)	Aggregate Investor Default Amount allocated to Series 2001-D for the related Monthly Period	$0.00

	(h)	Cash Yield net of the Aggregate Class D Investor Default Amount and Aggregate Investor Default Amount (collectively, “Portfolio Yield”) for Series 2001-D, each for the related Monthly Period	$154,326,370.20†

	(i)	Total Cash Yield for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	16.93%†

	(j)	Total Cash Yield excluding Recoveries, each for the related Monthly Period, as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	16.29%†

	(k)	Aggregate Class D Investor Default Amount for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	2.73%†

	(l)	Aggregate Class D Investor Default Amount net of Recoveries, each for the related Monthly Period, as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	2.09%†

	(m)	The Portfolio Yield for the related Monthly Period as a percentage of Series 2001-D Weighted Average Floating Allocation Investor Interest	14.20%†

	(n)	Base Rate for the related Monthly Period	3.20%†

	(o)	Excess Available Funds Percentage for the related Monthly Period	11.00%†

	(p)	Three Month Average Excess Available Funds Percentage for the related Monthly Period	10.59%†

The following table sets forth the delinquency experience for cardholder payments on the credit card accounts comprising the Master Trust II Portfolio for each of the dates shown. The receivables outstanding on the accounts consist of all amounts due from cardholders as posted to the accounts as of the date shown. We cannot provide any assurance that the delinquency experience for the receivables in the future will be similar to the historical experience set forth below.

Delinquency Experience
(Dollars in Thousands)
	At July 31, 2020		At June 30, 2020
	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables
Receivables Outstanding	$22,596,366		$23,155,407
Receivables Delinquent:
30-59 Days	$ 70,231	0.31%	$ 78,710	0.34%
60-89 Days	46,787	0.21%	62,080	0.27%
90-119 Days	49,292	0.22%	56,382	0.24%
120-149 Days	47,914	0.21%	53,995	0.23%
150-179 Days	47,892	0.21%	49,853	0.22%
180 or More Days	0	0.00%	32	0.00%
Total	$262,116	1.16%	$301,052	1.30%

	At May 31, 2020		At April 30, 2020
	Receivables	Percentage of Total Receivables	Receivables	Percentage of Total Receivables
Receivables Outstanding	$23,576,391		$24,073,574
Receivables Delinquent:
30-59 Days	$102,572	0.43%	$113,204	0.48%
60-89 Days	71,039	0.30%	78,026	0.32%
90-119 Days	62,729	0.27%	63,267	0.26%
120-149 Days	54,614	0.23%	58,673	0.24%
150-179 Days	53,797	0.23%	60,358	0.25%
180 or More Days	0	0.00%	0	0.00%
Total	$344,751	1.46%	$373,528	1.55%

The following table sets forth the principal charge-off experience for cardholder payments on the credit card accounts comprising the Master Trust II Portfolio for each of the periods shown. Charge-offs consist of write-offs of principal receivables. If accrued finance charge receivables that have been written off were included in total charge-offs, total charge-offs would be higher as an absolute number and as a percentage of the average of principal receivables outstanding during the periods indicated. Average principal receivables outstanding is the average of the daily principal receivables balance during the periods indicated. We cannot provide any assurance that the charge-off experience for the receivables in the future will be similar to the historical experience set forth below.

Principal Charge-Off Experience
(Dollars in Thousands, except as noted)*
	Month Ended	Month Ended
	July 31, 2020	June 30, 2020
Average Principal Receivables Outstanding	$ 22,091,042	$22,568,437
Total Charge-Offs	$51,007	$52,227
Total Charge-Offs as a percentage of Average Principal Receivables Outstanding	2.77%	2.78%
Recoveries	$11,905	$11,791
Recoveries as a percentage of Average Principal Receivables Outstanding	0.65%	0.63%
Net Charge-Offs	$39,102	$40,437
Net Charge-Offs as a percentage of Average Principal Receivables Outstanding	2.12%	2.15%
Average Net Loss of Accounts with a Loss*	$ 5,234.49	$ 5,261.07

	Month Ended	Month Ended
	May 31, 2020	April 30, 2020
Average Principal Receivables Outstanding	$22,972,502	$23,726,522
Total Charge-Offs	$58,408	$66,158
Total Charge-Offs as a percentage of Average Principal Receivables Outstanding	3.05%	3.35%
Recoveries	$10,615	$10,756
Recoveries as a percentage of Average Principal Receivables Outstanding	0.55%	0.54%
Net Charge-Offs	$47,793	$55,402
Net Charge-Offs as a percentage of Average Principal Receivables Outstanding	2.50%	2.81%
Average Net Loss of Accounts with a Loss*	$ 5,881.49	$ 6,123.09

*	All dollar amounts in this table are expressed as dollars in thousands, except for Average Net Loss of Accounts with a Loss, which is expressed as actual dollars.

Total charge-offs are total principal charge-offs before recoveries and do not include any charge-offs of finance charge receivables or the amount of any reductions in average daily principal receivables outstanding due to fraud, returned goods, customer disputes or other miscellaneous adjustments.

Net charge-offs are total charge-offs less recoveries on receivables in Defaulted Accounts, determined as described below. Each month, BANA allocates amounts recovered (net of expenses) from the U.S. credit card portfolio to the Master Trust II Portfolio by dividing the total principal charge-offs for the Master Trust II Portfolio for the related calendar month by the total principal charge-offs for the U.S. credit card portfolio for the same calendar month. Under the master trust II agreement, recoveries allocated to the Master Trust II Portfolio and transferred to Funding under the receivables purchase agreement are treated as collections of finance charge receivables.

4.	Repurchase Demand Activity (Rule 15Ga-1)

No Activity to Report
Most Recent Form ABS – 15G
Filed by: BA Credit Card Funding, LLC
CIK#: 0001370238
Filing Date: January 23, 2020

5. Impact of COVID-19 Pandemic and Related Cardholder Relief on the Master Trust II Portfolio

The coronavirus disease (COVID-19) pandemic has resulted in authorities implementing numerous measures attempting to contain the spread and impact of COVID-19, such as travel bans and restrictions, quarantines, shelter-in-place orders and limitations on business activity. These measures have, among other things, severely restricted global economic activity, which has significantly increased unemployment and underemployment, and negatively impacted the U.S. and global economy. Although some restrictive measures have been eased in certain areas, many of the restrictive measures remain in place or have been reinstated, and in some cases additional restrictive measures are being implemented. U.S. and global economies are likely to be negatively impacted for an extended period of time as there remains significant uncertainty about the timing and strength of an economic recovery.

In response to the pandemic, beginning in March 2020, BANA implemented a client assistance program for its cardholders experiencing hardship from impacts of COVID-19, which includes payment deferrals for those cardholders. Under this program, interest continues to accrue and is added to the principal balance each month and the delinquency status for the related accounts is reported using the payment status of each account at the time payment deferral was granted. A majority of these payment deferrals were initiated in late March and April 2020 and provided for an initial deferral of up to 60 days and automatic extensions for payments due through August 15, 2020. As of July 31,
2020, 1.10% of the credit card accounts, representing 4.15% of the receivables, comprising the Master Trust II Portfolio were subject to payment deferrals under this program. Because the delinquency status reported in this certificate for receivables subject to payment deferrals under this program reflects the payment status of the related accounts at the time payment deferral was granted, and the vast majority of these accounts were current at that time, it is likely that without payment deferrals a portion of the accounts reported as current would have become delinquent. In addition, because the accounts in the payment deferral program do not become delinquent or advance to the next delinquency cycle, including ultimately to charge-off, in the same timeframe that would have occurred had the payment deferral relief not been granted, the levels and severities of delinquencies and charge-off amounts through the deferment period are likely lower than would have otherwise been the case. As these accounts exit the payment deferral program and until any related delinquent receivables are charged-off, levels and severities of delinquencies and charge-off amounts will likely be higher than would have otherwise been the case.

Endnotes to Monthly Certificateholders’ Statement.
† Current Consolidated Payment Prioritization Methodology Not Fully Comparable with Previous Payment Prioritization Methodologies

Prior to February 5, 2015, BANA utilized two payment prioritization methodologies when servicing credit card accounts -- the daily trust payment methodology and the cardholder cycle payment methodology. For more detailed information regarding these two payment prioritization methodologies, see "Endnotes to Monthly Certificateholders' Statement" in the Monthly Certificateholders' Statement relating to the Monthly Period ending February 28, 2015, included as Exhibit 99.1 to the Form 10-D filed by BA Credit Card Trust with the Securities Exchange Commission on March 16, 2015.

Effective February 5, 2015, BANA implemented a system initiative that consolidated the methodologies into a single payment prioritization methodology. As a result, performance and related metrics reported in these indicated items for the Master Trust II portfolio for the period to which this Monthly Certificateholders' Statement relates were produced by utilizing only BANA's consolidated payment prioritization methodology. Therefore, the performance and related metrics reported in these indicated items are not fully comparable to the same performance and related metrics reported for the Master Trust II Portfolio for periods ending (i) on or prior to February 4, 2015, which were produced using the daily trust payment methodology and (ii) between February 5, 2015 and February 28, 2015, which were produced using a combination of the daily trust payment methodology (for the period from February 1, 2015 through February 4, 2015) and the consolidated payment prioritization methodology (for the period from February 5, 2015 through February 28, 2015).

IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 10th day of August, 2020.

BANK OF AMERICA, NATIONAL ASSOCIATION, Servicer
By: /s/Joseph L. Lombardi
Name: Joseph L. Lombardi
Title: Director